UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

11330 Olive Blvd., Suite 230  St.Louis   MO  63141

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400  Broadview Heights  OH  44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (314) 725-6161

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Sparrow Growth Fund

Semi-Annual Report

February 29, 2012

 (Unaudited)

Fund Advisor:

Sparrow Capital Management, Inc.

211 N. Broadway, Suite 2080

St. Louis, Missouri 63102

Toll Free: (888) 727-3301

Sparrow Growth Fund

Portfolio Illustration

February 29, 2012 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Sparrow Growth Fund
Schedule of Investments
February 29, 2012 (Unaudited)

Shares		Fair Value

COMMON STOCK - 99.05%

Apparel Stores - 5.11%
5,320	Ross Stores, Inc.	$ 283,716
8,000	TJX Cos, Inc.	292,880
		576,596
Application Software - 2.26%
5,500	Manhattan Associates, Inc. *	254,980

Auto Parts Stores - 4.00%
840	AutoZone, Inc. *	314,563
6,000	Standard Motor Products, Inc.	136,320
		450,883
Beverages - 1.26%
1,500	Boston Beer Co., Inc. Class A *	141,780

Beverages - Soft Drinks - 3.34%
6,580	Monster Beverage Corp.	376,244

Biotechnology - 1.11%
1,500	Alexion Pharmaceuticals, Inc. *	125,595

Business Equipment - 1.15%
2,700	Verifone Systems, Inc. *	129,303

Business Services - 1.15%
3,200	Fair Isaac, Inc.	129,536

Business Software & Services - 2.61%
700	Mastercard, Inc.	294,000

Chemicals - 1.02%
4,900	Kronos Worldwide, Inc.	114,513

Cigarettes - 9.13%
6,100	Altria Group, Inc.	183,610
2,560	British American Tobacco PlC ADR *	259,277
2,500	Lorillard, Inc.	327,700
3,100	Philip Morris International, Inc.	258,912
		1,029,499
Confectioners - 1.61%
3,000	Hershey Co.	182,100

Consumer Goods - 5.00%
6,000	Sturm Ruger & Co.	250,680
3,960	Tempur Pedic International, Inc. *	312,840
		563,520
Drug Related Products - 2.23%
3,800	Herbalife Ltd.	251,598

Entertainment - Diversified - 2.56%
460	Priceline.com, Inc. *	288,429

Grocery Stores - 1.43%
2,000	Whole Foods Market, Inc.	161,480

Health Care Plans - 1.85%
2,400	Humana, Inc.	209,040

Home Lawn & Garden Equipment - 2.42%
3,200	Tractor Supply, Co.	273,504

Industrial Goods - 5.38%
6,000	Fastenal Co.	316,080
1,400	W.W. Grainger, Inc.	290,822
		606,902
Medical Instruments & Supplies - 2.54%
560	Intuitive Surgical, Inc. *	286,507

Metal Fabrication - 1.30%
2,150	Chart Industries, Inc. *	147,038

Miscellaneous Food Preparations & Kindred Products - 1.21%
2,100	Green Mountain Coffee Roasters, Inc. *	136,437

Offices & Clinics of Doctors of Medicine - 1.33%
18,000	Metropolitan Health Networks, Inc. *	150,480

Personal Credit Institutions - 4.35%
3,550	Credit Acceptance Corp. *	341,723
2,340	World Acceptance Corp. *	148,637
		490,360
Personal Services - 3.81%
4,300	Nu Skin Enterprises, Inc. Class A	248,368
2,330	Weight Watchers International, Inc.	181,693
		430,061
Pharmaceutical Preparations - 1.36%
3,950	Questcor Pharmaceuticals, Inc. *	153,655

Railroads & Line-Haul Operating - 1.47%
2,800	Genesee & Wyoming, Inc. Class A *	166,376

Recreation Vehicles - 2.10%
3,580	Polaris Industries, Inc.	236,495

Restaurants - 7.76%
830	Chipotle Mexican Grill, Inc. Class A *	323,883
2,400	McDonalds Corp.	238,272
2,030	Panera Bread Co. Class A *	313,797
		875,952
Retail Variety Stores - 3.14%
4,000	Dollar Tree Inc. *	354,040

Services - 2.47%
3,350	Ulta Salon, Cosmetics & Fragrance, Inc. *	278,854

Security Brokers, Dealers & Flotation Companies - 1.29%
4,400	MarketAxess Holdings, Inc.	145,728

Textile - Apparel Clothing - 8.11%
5,200	Lululemon Athletica, Inc. *	348,504
1,830	Ralph Lauren Corp.	317,926
1,700	VF Corp.	248,285
		914,715
Textile - Apparel Footwear & Accessories - 2.19%
3,300	Coach, Inc.	246,972

TOTAL FOR COMMON STOCKS (Cost $8,762,717) - 99.05%		11,173,172

SHORT TERM INVESTMENTS - 0.72%
81,593	Fidelity Institutional Government Portfolio Class I - 0.01% **	81,593

TOTAL FOR SHORT TERM INVESTMENTS (Cost $81,592) - 0.72%		81,593

TOTAL INVESTMENTS (Cost $8,844,309) - 99.77%		11,254,765

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.23%		25,536

NET ASSETS - 100.00%		$ 11,280,301

ADR - American Depository Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at February 29, 2012.

The accompanying notes are an integral part of these financial statements.

Sparrow Growth Fund
Statement of Assets and Liabilities
February 29, 2012 (Unaudited)

Assets:
Investments in Securities, at Fair Value (Cost $8,844,309)	$ 11,254,765
Receivables:
Dividends and Interest	19,422
Shareholder Subscription	-
Prepaid Expenses	25,628
Total Assets	11,299,815
Liabilities:
Payables:
Due to Advisor	8,553
Accrued Distribution and/or Service (12b-1) Fees	8,988
Other Accrued Expenses	1,973
Total Liabilities	19,514
Net Assets	$ 11,280,301

Net Assets Consist of:
Paid In Capital	$ 12,328,358
Accumulated Undistributed Net Investment Loss	(57,252)
Accumulated Realized Loss on Investments	(3,401,261)
Unrealized Appreciation in Value of Investments	2,410,456
Net Assets	$ 11,280,301

Class A:

Net Assets	$ 10,280,416

Shares outstanding (unlimited number of shares authorized with no par value)	701,560

Net Asset Value	$ 14.65

Offering Price Per Share ($13.03/ 94.25%) (Note 2)	$ 15.54

Short-term Redemption Price Per Share ($13.03 x 0.99) *	$ 14.50

Class C:

Net Assets	$ 195,079

Shares outstanding (unlimited number of shares authorized with no par value)	13,560

Net Asset Value, Redemption Price and Offering Price Per Share	$ 14.39

No Load Class:

Net Assets	$ 804,806

Shares outstanding (unlimited number of shares authorized with no par value)	57,253

Net Asset Value, Redemption Price and Offering Price Per Share	$ 14.06

* The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class A shares redeemed within 18 months of purchase if the shares were purchased without an initial sales charge because they were purchases of $1 million or more or purchases by qualified retirement plans with at least 200 eligible employees.

The accompanying notes are an integral part of these financial statements.

Sparrow Growth Fund
Statement of Operations
For the six months ended February 29, 2012 (Unaudited)

Investment Income:
Dividends	$ 46,770
Interest	3
Total Investment Income	46,773

Expenses:
Advisory Fees (Note 4)	44,187
Distribution and/or Service (12b-1) Fees (Class A - $20,434;	21,403
Class C - $186; No Load Class - $783)
Transfer Agent Fees	4,701
Legal Fees	11,979
Accounting Fees	9,402
Audit Fees	1,555
Insurance Fees	669
Custody Fees	3,832
Miscellaneous Fees	2,272
Registration Fees	1,930
Trustee Fees	1,296
Printing and Mailing Fees	799
Total Expenses	104,025

Net Investment Loss	(57,252)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments	(120,162)
Net Change in Unrealized Appreciation on Investments	1,455,800
Net Realized and Unrealized Gain on Investments	1,335,638

Net Increase in Net Assets Resulting from Operations	$ 1,278,386

The accompanying notes are an integral part of these financial statements.

Sparrow Growth Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/29/2012	8/31/2011
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (57,252)	$ (94,235)
Net Realized Gain (Loss) on Investments	(120,162)	768,354
Net Change in Unrealized Appreciation on Investments	1,455,800	524,035
Net Increase in Net Assets Resulting from Operations	1,278,386	1,198,154

Distributions to Shareholders:
Net Investment Income - Class A	-	(15,468)
Net Investment Income - No Load Class	-	(3,049)
Return of Capital - Class A	-	(2,892)
Return of Capital - No Load Class	-	(873)
Net Change in Net Assets from Distributions	-	(22,282)

Capital Share Transactions:
Proceeds from Sale of Shares
Class A	4,747,952	3,574,139
Class C	181,053	-
No Load Class	196,670	272,227
Reinvestment of Shares
Class A	-	17,865
Class C	-	-
No Load Class	-	3,922
Cost of Shares Redeemed
Class A	(2,123,794)	(3,069,229)
Class C	-	-
No Load Class	(115,376)	(539,794)
Net Increase from Shareholder Activity	2,886,505	259,130

Net Assets:
Net Increase (Decrease) in Net Assets	4,164,891	1,435,002
Beginning of Period	7,115,410	5,680,408
End of Period (Including Accumulated Undistributed Net
Investment Income of $(57,252) and $0, respectively)	$ 11,280,301	$ 7,115,410

Share Transactions:
Shares Sold
Class A	361,204	268,337
Class C	13,560
No Load Class	14,729	21,379
Reinvestment of Shares
Class A	-	1,418
Class C	-	-
No Load Class	-	325
Shares Redeemed
Class A	(156,125)	(252,689)
Class C	-	-
No Load Class	(9,173)	(46,715)
Net Increase (Decrease) in Shares	224,195	(7,945)

The accompanying notes are an integral part of these financial statements.

Sparrow Growth Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	2/29/2012		8/31/2011		8/31/2010		8/31/2009		8/31/2008		8/31/2007

Net Asset Value, at Beginning of Year	$ 13.03		$ 10.27		$ 10.03		$ 14.61		$ 16.71		$ 14.31

Income From Investment Operations:
Net Investment Income (Loss)	(0.09)	(a)	(0.18)	(a)	0.03	(a)	0.02	(a)	(0.09)	(b)	(0.08)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.71		2.98		0.23		(4.60)		(2.01)		2.48
Total from Investment Operations	1.62		2.80		0.26		(4.58)		(2.10)		2.40

Distributions:
Net Investment Income	-		(0.03)		(0.02)		-		-		-
Realized Gains	-		-		-		-		-		-
Return of Capital	-		(0.01)		-		-		-		-
Total from Distributions	-		(0.04)		(0.02)		-		-		-

Net Asset Value, at End of Year	$ 14.65		$ 13.03		$ 10.27		$ 10.03		$ 14.61		$ 16.71

Total Return (c)	12.43%		27.25%		2.63%		(31.35)%		(12.57)%		16.77%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 10,280		$ 6,470		$ 4,923		$ 5,812		$ 12,591		$ 12,560
Before Waivers & Reimbursements
Ratio of Expenses to Average Net Assets	2.36%	(e)	2.68%		2.72%		2.99%		2.25%		2.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.31)%	(e)	(1.79)%		(0.69)%		(0.92)%		(0.58)%		(0.52)%
After Waivers & Reimbursements
Ratio of Expenses to Average Net Assets	2.36%	(e)	2.28%		1.75%		1.84%		2.25%		2.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.31)%	(e)	(1.40)%		0.29%		0.23%		(0.58)%		(0.52)%
Portfolio Turnover (d)	58.84%		168.72%		129.93%		131.44%		110.65%		36.36%

(a) Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
(b) Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return does not reflect load.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.
(e) Annualized
The accompanying notes are an integral part of these financial statements.

Sparrow Growth Fund - No Load Class (Formerly Class C)
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	2/29/2012		8/31/2011		8/31/2010		8/31/2009		8/31/2008		8/31/2007

Net Asset Value, at Beginning of Year	$ 12.48		$ 9.87		$ 9.64		$ 13.95		$ 16.04		$ 13.80

Income From Investment Operations:
Net Investment Income (Loss)	(0.07)	(a)	(0.13)	(a)	0.03	(a)	0.04	(a)	(0.18)	(a)	(0.14)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.65		2.84		0.23		(4.35)		(1.91)		2.38
Total from Investment Operations	1.58		2.71		0.26		(4.31)		(2.09)		2.24

Distributions:
Net Investment Income	-		(0.08)		(0.03)		-		-		-
Realized Gains	-		-		-		-		-		-
Return of Capital	-		(0.02)		-		-		-		-
Total from Distributions	-		(0.10)		(0.03)		-		-		-

Net Asset Value, at End of Year	$ 14.06		$ 12.48		$ 9.87		$ 9.64		$ 13.95		$ 16.04

Total Return (b)	12.66%		27.51%		2.71%		(30.90)%		(13.03)%		16.23%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 805		$ 645		$ 757		$ 456		$ 817		$ 1,450
Before Waivers & Reimbursements
Ratio of Expenses to Average Net Assets	2.14%	(d)	2.55%		2.46%		2.83%		2.75%		2.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.12)%	(d)	(1.56)%		(0.42)%		(0.77)%		(1.12)%		(1.00)%
After Waivers & Reimbursements
Ratio of Expenses to Average Net Assets	2.14%	(d)	2.03%		1.50%		1.67%		2.75%		2.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.12)%	(d)	(1.05)%		0.54%		0.39%		(1.12)%		(1.00)%
Portfolio Turnover (c)	58.84%		168.72%		129.93%		131.44%		110.65%		36.36%

(a) Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

      Total return does not reflect load prior to August 31, 2008.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.
(d) Annualized
The accompanying notes are an integral part of these financial statements.

Sparrow Growth Fund - Class C
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the Period Ended	(e)
	2/29/2012

Net Asset Value, at Beginning of Period	$ 13.01

Income From Investment Operations:
Net Investment Loss (a)	(0.02)
Net Gain on Securities (Realized and Unrealized)	1.40
Total from Investment Operations	1.38

Distributions:
Net Investment Income	-
Realized Gains	-
Total from Distributions	-

Net Asset Value, at End of Period	$ 14.39

Total Return (b)	10.61%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 195
Before Waivers & Reimbursements
Ratio of Expenses to Average Net Assets	2.76%	(d)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.96)%	(d)
After Waivers & Reimbursements
Ratio of Expenses to Average Net Assets	2.76%	(d)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.96)%	(d)
Portfolio Turnover (c)	58.84%

(a) Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.
(d) Annualized
(e) Period began January 5, 2012.
The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

February 29, 2012 (Unaudited)

NOTE 1. ORGANIZATION

The Sparrow Growth Fund (the “Fund”) was organized as a series of the Sparrow Funds (the “Trust”) on July 14, 1998 and commenced operations on October 4, 1998. The Trust is an open-end diversified investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 14, 1998 (the “Trust Agreement”). The Fund’s investment objective is to provide long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Board has authorized three classes of shares: Class A shares, Class C shares, and No Load Class shares. Each class is subject to different expenses and a different sales charge structure. The investment advisor to the Fund is Sparrow Capital Management, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains. Federal income tax capital loss carryforwards generated in prior years will be used to offset a portion of current year’s realized gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the six months ended February 29, 2012, management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010), or expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  As of and during the six months ended February 29, 2012, the Fund did not incur any interest or penalties.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The first-in first-out (FIFO) method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

February 29, 2012 (Unaudited)

recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and taxable capital gains at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless a shareholder requests cash distributions on the shareholder’s application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Sales Charges - With respect to Class A shares, there is a 5.75% maximum initial sales charge, except on purchases of $1 million or more or purchases by qualified retirement plans with at least 200 eligible employees. However, shares that are exempt from the initial sales charge will be subject to a contingent deferred sales charge (“CDSC”) of 1%, based on the lower of the shares’ cost or current net asset value (“NAV”), if the shares are redeemed within eighteen months of purchase. Effective October 1, 2008, the Fund’s Class C shares were reclassified as No Load Class shares and the fee structure was changed. With respect to No Load Class shares, there is no initial sales charge or CDSC. Prior to October 1, 2008, Class C shares were subject to a CDSC of 2.00% based on the lower of the shares’ cost or current NAV, if the shares were redeemed within two years of purchase. Shareholders that purchased shares prior to October 1, 2008 will be charged the CDSC fee of 2.00% if redeemed prior to two years from initial purchase date.

Allocation of Income and Expenses, Realized and Unrealized Gains and Losses – Income, realized gains and losses, unrealized appreciation and depreciation, and Fund-wide expenses are allocated on a daily basis to each class of shares based upon their relative net assets. Class-specific expenses are charged directly to the respective share class.

NOTE 3. SECURITIES VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

February 29, 2012 (Unaudited)

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, including ADRs) - Equity securities are generally valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price.  Generally, if the security is traded in an active market and is valued at the last sale price in an active market, the security is categorized as Level 1 within the fair value hierarchy.  When the security position is not considered to be part of an active market, or when the security is valued at the bid price, the position is generally categorized as Level 2 in the fair value hierarchy.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees and are categorized as Level 3 within the fair value hierarchy. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

February 29, 2012 (Unaudited)

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the Fund.  These securities will be categorized as Level 1 within the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of February 29, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$11,173,172	$0	$0	$11,173,172
Short Term Investments	81,593	0	0	81,593
Total	$11,254,765	$0	$0	$11,254,765

The Fund did not hold any Level 3 assets during the six months ended February 29, 2012. For more detail on the investments in common stocks please refer to the Schedule of Investments.  The Fund did not hold any derivative instruments at any time during the six months ended February 29, 2012. There were no transfers into or out of Level 1 or Level 2 during the six months ended February 29, 2012. The Fund considers transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

NOTE 4. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains the Advisor to manage the Fund’s investments. The President of the Advisor is also a Trustee of the Trust.

Under the terms of the management agreement between the Advisor and the Trust on behalf of the Fund (the “Agreement”), the Advisor manages the Fund’s investments. The Fund pays the Advisor a management fee at the annual rate of 1.00% of the Fund’s average daily net assets. The Fund pays all of its operating expenses.  Effective October 1, 2008 the Advisor contractually agreed to waive its management fee and/or to reimburse certain operating expenses to the extent necessary to maintain the Fund’s total annual operating expenses, excluding interest, brokerage fees and commissions, taxes, 12b-1 fees, extraordinary litigation expenses, any indirect expenses (such as fees and expenses incurred by other investment companies in which the Fund may invest), and certain expenses incurred in connection with the closing of the Fund or the class at 1.25% of the average daily net assets for each class. The contractual agreement expired as of December 31, 2010, and the Advisor did not renew the contractual obligation to the Fund. Each fee waiver and expense reimbursement by the Advisor for the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.25% expense limitation. For the six months ended February 29, 2012, the Advisor earned fees of $44,187 from the Fund. As of February 29, 2012, the Fund owed $8,553 to the Advisor.  At February 29, 2012, the amount subject to future recoupment is as follows:

Fiscal Year Ended	Recoverable Through	Amount
August 31, 2009	August 31, 2012	$83,483
August 31, 2010	August 31, 2013	$66,933
August 31, 2011	August 31, 2014	$27,562
		$177,978

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

February 29, 2012 (Unaudited)

Rafferty Capital Markets, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Fund has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Under the Plans, the Fund pays an annual fee of 0.50% of the average daily net assets of the Fund invested in Class A shares and 1.00% of the average daily net assets of the Fund invested in Class C shares to help defray the cost of distributing shares.  The 12b-1 fees are used by the distributor to compensate qualifying financial institutions (such as banks, brokers-dealers and other industry professionals) who sell shares and provide distribution-related and other services to the Fund's shareholders to the extent these institutions are allowed to do so by applicable statutes, rules or regulations.  The Fund may also pay no more than 0.25% of these amounts directly to the Fund’s adviser, to used by the adviser to compensate any entity, including registered broker-dealers, custodians, investment advisers, financial planners, 401(k) administrators, etc, that perform certain administrative or other servicing functions for the Fund’s shareholders.

Under the No-Load Class Plan, the Fund pays the Advisor an annual fee of 0.25% of the average daily net assets of the Fund invested in No-Load Class shares to help defray the cost of servicing the No-Load Class shares. The Advisor will use these fees to compensate with a “service fee,” any entities that perform certain administrative or other servicing functions for the Fund’s No-Load Class shares, including registered broker-dealers, custodians, mutual fund platform sponsors, investment advisers, financial planners, 401(k) administrators, etc.

The Plans are compensation plans, which means that compensation is provided irrespective of actual 12b-1 fees incurred. For the six months ended February 29, 2012, Class A incurred 12b-1 expenses of $20,434, No Load Class incurred 12b-1 expenses of $783 and Class C incurred 12b-1 expenses of $186.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 29, 2012, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases

Investment Securities                          $ 7,937,383

Sales

Investment Securities                          $ 5,210,914

NOTE 6. TAX MATTERS

At February 29, 2012, the aggregate cost of securities for federal income tax purposes was $8,844,309.

As of February 29, 2012, the net unrealized depreciation of investments for tax purposes was as follows:

Gross Appreciation                             $ 2,434,542

Gross (Depreciation)                                (24,086)

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

February 29, 2012 (Unaudited)

Net Appreciation on Investments       $  2,410,456

The tax character of distributions paid during the six months ended February 29, 2012, and fiscal year ended August 31, 2011,were as follows:

	February 29, 2012	August 31, 2011
Distributions paid from:
Ordinary Income	$ -	$ 18,517
Return of Capital	-	3,765
Total	$ -	$ 22,282

As of February 29, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital Loss Carryforward                                                    $ (3,281,099)

Net Unrealized Appreciation

                      2,410,456

   $     (870,643)

NOTE 7. CAPITAL LOSS CARRYFORWARD

At August 31, 2011, the Fund has capital loss carryforwards of $3,281,099, which are available for the offset against future taxable net capital gains.  The capital loss carryforwards expire as follows:

Expire	Amount
August 31, 2017	$ 458,221
August 31, 2018	$ 2,822,878
$ 3,281,099

To the extent that the capital loss carryforwards are used to offset future realized capital gains, it is probable that the amount, which is offset, will not be distributed.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, some provisions of the Act, not including the changes to capital loss carryforwards, are effective for the Fund’s six months ending February 29, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION

FEBRUARY 29, 2012 (UNAUDITED)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2011 through February 29, 2012; and for Class C, the period January 2, 2012 (commencement of operations) through February 29, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds.  In addition, if these transactional costs were included, your cost could have been higher.

Class A	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2011	February 29, 2012	September 1, 2011 to February 29, 2012

Actual	$1,000.00	$1,124.33	$12.50
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.16	$11.85

*Expenses are equal to the Fund’s annualized expense ratio of 2.36% for Class A, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

No Load Class	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2011	February 29, 2012	September 1, 2011 to February 29, 2012

Actual	$1,000.00	$1,126.60	$11.35
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.26	$10.75

*Expenses are equal to the Fund’s annualized expense ratio of 2.14% for the No Load Class, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION

FEBRUARY 29, 2012 (UNAUDITED)

Class C	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2011	February 29, 2012	September 1, 2011 to February 29, 2012

Actual	$1,000.00	$1,106.07	$14.49
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.17	$13.84

*Expenses are equal to the Fund’s annualized expense ratio of 2.76% for the Class C, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

Class C	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 5, 2012	February 29, 2012	January 5, 2012 to February 29, 2012

Actual	$1,000.00	$1,106.07	$4.46
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,003.44	$4.24

*Expenses are equal to the Fund’s annualized expense ratio of 2.76% for the Class C, multiplied by the average account value over the period, and multiplied by 56/366 (to reflect the one-half year period).

TRUSTEES

Gerald R. Sparrow

Richard N. Priest

Donald D. Woodruff

OFFICERS

Gerald R. Sparrow, President, Chief Compliance Officer, Secretary and Treasurer

INVESTMENT ADVISOR

Sparrow Capital Management, Inc.

211 N. Broadway, Suite 2080

St. Louis, MO 63102

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH  45202

CUSTODIAN

US Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

Additional information about the Trustees is available in the Fund's Statement of Additional Information which is available, without charge, upon request by calling (888) 727-3301.

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

SPARROW GROWTH FUND

ADDITIONAL INFORMATION

FEBRUARY 29, 2012 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (888) 727-3301 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-727-3301.

Trustees & Officers of the Trust

The following table provides information regarding each Trustee who is an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address*, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Gerald R. Sparrow** Age: 50	Trustee, President, Secretary, Treasurer, Chief Compliance Officer	Indefinite Term; Since inception.	Director and President of Sparrow Capital Management, Inc.; Former President of Buford Dickson Harper Sparrow, an advisory company from 1995 to March 2004; General partner of Sparrow Fund L.P., an advisory company.	1	None

*     Address of each officer is 211 N. Broadway, Suite 2080, St. Louis, MO 63102.

**   Mr. Sparrow is an “interested” person because he is the President of the Advisor.

SPARROW GROWTH FUND

ADDITIONAL INFORMATION

FEBRUARY 29, 2012 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name, Address*, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Richard N. Priest Age: 78	Independent Trustee	Indefinite Term; since 2003.	Vice President (Retired) of the New York Stock Exchange.	1	South Side Day Nursery; Missouri Bar Association Advisory Committee
Donald D. Woodruff Age: 53	Independent Trustee	Indefinite Term; Since inception.	President of Robinson, Inc. a retail (sales of hearing aids) company from June 1992 through present.	1	None

* Address of each Trustee is 211 N. Broadway, Suite 2080, St. Louis, MO 63102.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 4. Principal Accountant Fees and Services.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable – applies to closed-end funds only.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affliliated Purchasers.  Not applicable – applies to closed-end funds only.

Item 10.  Submission of Matters to a Vote of Security Holders.  Not applicable – the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sparrow Funds

By /s/ Gerald Sparrow

*Gerald Sparrow

President

Date May 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gerald Sparrow

*Gerald Sparrow

President and Treasurer

Date May 3, 2012

* Print the name and title of each signing officer under his or her signature.